Non-current assets held for sale (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 1,512	$ 151
Liabilities included in disposal groups classified as held for sale	31	$ 62
Turkey [Member]
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	104
Liabilities included in disposal groups classified as held for sale	8
Expected reclassification adjustments on exchange differences on translation before tax	930
EGYPT
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	1,408
Liabilities included in disposal groups classified as held for sale	$ 23